Deferred Share Units (Details Narrative) - Deferred Share Units [Member]	May 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	102,791
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	7,209